Borrowings - Schedule of Long-Term Borrowings (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Long-Term Borrowings [Line Items]
Total long-term borrowings		$ 7,208,303	$ 7,367,756
Current portion of long-term borrowings		706,531	1,730,796
Non-current portion of long-term borrowings		$ 6,501,772	5,636,960
Japan Finance Corporation [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[1]	April 2026
Interest Rate	[1]	3.20%
Total long-term borrowings	[1]	$ 1,255,660	1,247,735
BOT Lease Co., Ltd. [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[2]	March 2028
Interest Rate	[2]	TIBOR (3M) + 6.0%
Total long-term borrowings	[2]	$ 1,331,000	1,322,600
MUFG Bank [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[3]	August 2026
Interest Rate	[3]	TIBOR (3M) + 0.8%
Total long-term borrowings	[3]	$ 4,192,650	4,166,190
The Hong Kong and Shanghai Banking Corporation Limited [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity	[4]	July 2024 – February 2033
Interest Rate	[4]	2.750% - 3.375%
Total long-term borrowings	[4]	$ 345,303	424,126
DFL-Shutoken Leasing (Hong Kong) Company Limited [Member]
Schedule of Long-Term Borrowings [Line Items]
Maturity		June 2024 – October 2025
Interest Rate		2.990%
Total long-term borrowings		$ 83,690	$ 207,105

[1]	The Company made multiple loan extensions with the bank with a new maturity date of April 30, 2026.
[2]	The loan bears an interest rate of TIBOR (3M)+6.0% (in the case EBITDA exceeds ¥0) or TIBOR (3M)+0.7% (in the case EBITDA is ¥0 or less).
[3]	In connection with the Company’s bank borrowings from MUFG Bank, the Company pledged a piece of land of 16,165 square feet with a carrying value of ¥340.1 million (approximately $2.3 million) as of March 31, 2025 as collateral to safeguard the loan.
[4]	Guaranteed by Mr. Kanayama.